19. Debt Instruments Eligible to Compose Capital (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes Debt Instruments Eligible To Compose Capital [Abstract]
Balance at beginning of the year		R$ 10,175,961	R$ 9,779,944	R$ 8,436,901
Issuance - Tier I			0	4,673,875
Issuance - Tier II			0	4,673,875
Interest payment Tier I	[1]	506,771	272,947	331,677
Interest payment Tier II	[1]	402,622	230,594	272,539
Exchange differences / Others		2,948,951	221,368	1,960,467
Payments of interest - Tier I		(495,789)	(178,278)	(381,008)
Payments of interest - Tier II		(418,856)	(150,614)	(302,775)
Repurchase			0	(9,885,607)
Balance at end of the year		R$ 13,119,660	R$ 10,175,961	R$ 9,779,944

[1]	The remuneration of interest relating to the Debt Instruments Eligible to Compose Capital Tier I and II was recorded against income for the period as 'Interest expense and similar charges' (Note 33).